FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Liabilities (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	$ 59,434
Foreign currency translation and other	16	$ 27
Financial liabilities at end of period	59,619	59,434
Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	589	498
Fair value change recorded in net income	(53)	12
Fair value change recorded in other comprehensive income	(1)	0
Additions	21	408
Dispositions/settlements	(49)	(356)
Financial liabilities at end of period	$ 523	$ 589